Trade receivables, Net	12 Months Ended
Dec. 31, 2023
Trade and other current receivables [abstract]
Trade receivables, Net
Note 13 – Trade receivables, Net

Composition:

	December 31,
	2 0 2 3	2 0 2 2	2 0 2 3
	NIS	NIS	US Dollars

Open accounts	147,744	151,255	40,735
Checks receivables	17,692	19,780	4,878
Credit cards	397	230	109
Less – estimated credit loss	(1,378)	(1,419)	(380)
Less – provision for return of goods	(4,076)	(4,008)	(1,124)
	160,379	165,838	44,218

The table below shows the open accounts balance as of December 31, 2023 and 2022 segmented by the due date.

	Open accounts - days past due
	Nis in thousands
As of:	Not past due	<30	31-60	61-90	>90	Total
December 31, 2023	145,978	1,540	120	78	30	147,746
December 31, 2022	149,430	1,212	523	65	25	151,255

Changes in the allowance of credit loss

	December 31,
	2 0 2 3	2 0 2 2	2 0 2 3
	NIS	NIS	US Dollars

Balance at beginning of the year	1,419	1,374	391
Changes in allowance for doubtful debts	(41)	45	(11)
Balance at end of the year	1,378	1,419	380